Income Taxes 9 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 7,000,000
Accrued interest and penalties related to unrecognized income tax benefits	3,000,000	2,100,000	4,400,000
Net accrued interest and penalties, total	$ 19,300,000	$ 15,700,000
Open Tax Years By Major Tax Jurisdiction	after 2007
IRS deposit	In conjunction with an Internal Revenue Service (“IRS”) audit of the TDS consolidated group’s federal income tax returns for the tax years 2002 through 2005, TDS made a $38 million deposit with the IRS in 2009 related to an initial proposed assessment made by the IRS related to a specific tax position. U.S. Cellular then paid TDS a $34 million deposit in 2009, which represented U.S. Cellular’s proportionate share of the TDS deposit. The purpose of the deposit was to eliminate any potential interest expense subsequent to the deposit. The IRS subsequently conceded the specific tax position, and after closure of the IRS audit for the tax years 2002 through 2005, the IRS returned this $38 million deposit to TDS in 2010, and TDS also returned U.S. Cellular’s $34 million deposit in 2010.